Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
The following table reflects information relating to the cross-currency swaps as at December 31, 2016.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (Years)
408,500	72,946	NIBOR	5.25%	6.88%	(26,417)	0.3
900,000	150,000	NIBOR	4.35%	6.43%	(49,655)	1.7
1,000,000	134,000	NIBOR	3.70%	5.92%	(19,900)	3.4
900,000	110,400	NIBOR	6.00%	7.72%	(3,814)	4.8
					(99,786)

Interest Rate Swap Agreements
At December 31, 2016, the terms of the interest rate swaps underlying the interest rate swaptions were as follows:

	Interest Rate Index	Principal Amount $		Option Exercise Date	Fair Value / Carrying Amount of Assets (Liability)	Remaining Term (Years)	Interest Rate (%)
Interest rate swaption - Call Option	LIBOR	155,000	(i)	April 28, 2017	31	7.5	3.3
Interest rate swaption - Put Option	LIBOR	155,000	(i)	April 28, 2017	(1,525)	7.5	2.2
Interest rate swaption - Call Option	LIBOR	160,000	(ii)	January 31, 2018	1,140	8.0	3.1
Interest rate swaption - Put Option	LIBOR	160,000	(ii)	January 31, 2018	(1,457)	8.0	2.0
Interest rate swaption - Call Option	LIBOR	160,000	(iii)	July 16, 2018	2,112	8.0	2.9
Interest rate swaption - Put Option	LIBOR	160,000	(iii)	July 16, 2018	(1,248)	8.0	1.8

(i)	Amortizing every three months from $155.0 million in April 2017 to $85.4 million in October 2024.

(ii)	Amortizing every three months from $160.0 million in January 2018 to $82.5 million in January 2026.

(iii)	Amortizing every three months from $160.0 million in July 2018 to $82.5 million in July 2026.
As at December 31, 2016, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(5,748)	1.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(1,145)	0.0	5.3
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	156,250	(26,765)	12.0	5.2
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	53,557	(1,494)	4.6	2.8
U.S. Dollar-denominated interest rate swaps(iii)	LIBOR	320,000	(17,079)	1.0	3.4
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	108,333	(665)	2.0	1.7
U.S. Dollar-denominated interest rate swaps(v)	LIBOR	197,629	590	9.2	2.3
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(vi)	EURIBOR	219,733	(34,295)	4.0	3.1
			(86,601)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2016, ranged from 0.30% to 2.80%.

(ii)	Principal amount reduces semi-annually.

(iii)
These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2017 and 2018 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

(v)	Principal amount reduces quarterly commencing December 2017.

(vi)	Principal amount reduces monthly to 70.1 million Euros ($73.7 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Advances to affiliates	Current portion of derivative assets	Derivative assets	Accrued liabilities/ Advances from affiliates	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2016
Interest rate swap agreements	—	—	1,080	(5,514)	(22,432)	(59,735)
Interest rate swaption agreements	—	31	3,252	—	(1,525)	(2,705)
Cross-currency swap agreements	—	—	—	(1,090)	(32,843)	(65,853)
Toledo Spirit time-charter derivative	1,274	500	360	—	—	—
	1,274	531	4,692	(6,604)	(56,800)	(128,293)
As at December 31, 2015
Interest rate swap agreements	—	—	—	(6,833)	(41,028)	(56,276)
Interest rate swaption agreements	—	—	5,623	—	—	(6,406)
Cross-currency swap agreements	—	—	—	(1,181)	(9,755)	(117,846)
Toledo Spirit time-charter derivative	—	—	—	(3,186)	(1,300)	(1,810)
	—	—	5,623	(11,200)	(52,083)	(182,338)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of income is as follows:

	Year Ended December 31,
	2016			2015			2014
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross-currency swap agreements	(9,063)	28,905	19,842	(7,640)	(57,759)	(65,399)	(2,222)	(51,762)	(53,984)
Cross-currency swap agreements termination	(17,711)	—	(17,711)	—	—	—	—	—	—
	(26,774)	28,905	2,131	(7,640)	(57,759)	(65,399)	(2,222)	(51,762)	(53,984)
The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2016			2015			2014
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(25,940)	15,627	(10,313)	(28,968)	14,768	(14,200)	(39,406)	4,204	(35,202)
Interest rate swaption agreements	—	(164)	(164)	—	(783)	(783)	—	—	—
Interest rate swap agreements termination	—	—	—	—	—	—	(2,319)	—	(2,319)
Toledo Spirit time-charter derivative	(654)	3,970	3,316	(3,429)	(1,610)	(5,039)	(861)	(6,300)	(7,161)
	(26,594)	19,433	(7,161)	(32,397)	12,375	(20,022)	(42,586)	(2,096)	(44,682)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Year Ended December 31, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
590	—	—	Interest expense
590	—	—

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive income (loss).

(ii)
Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive income (loss) (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges.